Note 8 - Commitments (Details Textual)	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) ft²	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) ft²	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²
Area of Real Estate Property (Square Foot) | ft²					8,400
Lessee, Operating Lease, Liability, to be Paid, Year One					$ 171,213
Unrecorded Unconditional Purchase Obligation, Total	$ 607,000		$ 607,000		$ 190,000
Office and Laboratory Lease Agreement [Member]
Area of Real Estate Property (Square Foot) | ft²	8,400		8,400
Operating Lease, Expense	$ 42,803	$ 41,539	$ 128,410	$ 124,617
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	42,803		42,803
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 176,356		$ 176,356